FINANCIAL INSTRUMENTS (Details 21) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 834,686	$ 653,216
Allowance account for credit losses of financial assets	5,589
Below one month [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	36,011	21,502
Allowance account for credit losses of financial assets	0
Later than one month and not later than two months [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	965	474
Allowance account for credit losses of financial assets	23
Later than two months and not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	361	96
Allowance account for credit losses of financial assets	37
Later than three months and not later than four months [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	87	636
Allowance account for credit losses of financial assets	9
Later than four months and not later than five months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	13	11
Allowance account for credit losses of financial assets	1
Later than five months and not later than six months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	1	70
Allowance account for credit losses of financial assets	0
Later than six months and not later than seven months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	2	72
Allowance account for credit losses of financial assets	2
Later than seven months and not later than eight months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	1	299
Allowance account for credit losses of financial assets	1
Later than eight months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	5,516	5,036
Allowance account for credit losses of financial assets	5,516
Financial assets neither past due nor impaired [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	791,729	$ 625,020
Allowance account for credit losses of financial assets	0
Letter of credits [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	375,804
Allowance account for credit losses of financial assets	0
Letter of credits [Member] | Below one month [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	3,076
Allowance account for credit losses of financial assets	$ 0
Expected credit loss rate	0.00%
Letter of credits [Member] | Later than one month and not later than two months [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 41
Allowance account for credit losses of financial assets	$ 0
Expected credit loss rate	0.00%
Letter of credits [Member] | Later than two months and not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 0
Allowance account for credit losses of financial assets	$ 0
Expected credit loss rate	0.00%
Letter of credits [Member] | Later than three months and not later than four months [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 0
Allowance account for credit losses of financial assets	$ 0
Expected credit loss rate	0.00%
Letter of credits [Member] | Later than four months and not later than five months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 0
Allowance account for credit losses of financial assets	$ 0
Expected credit loss rate	0.00%
Letter of credits [Member] | Later than five months and not later than six months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 0
Allowance account for credit losses of financial assets	$ 0
Expected credit loss rate	0.00%
Letter of credits [Member] | Later than six months and not later than seven months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 0
Allowance account for credit losses of financial assets	$ 0
Expected credit loss rate	0.00%
Letter of credits [Member] | Later than seven months and not later than eight months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 0
Allowance account for credit losses of financial assets	$ 0
Expected credit loss rate	0.00%
Letter of credits [Member] | Later than eight months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 0
Allowance account for credit losses of financial assets	$ 0
Expected credit loss rate	0.00%
Letter of credits [Member] | Financial assets neither past due nor impaired [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 372,687
Allowance account for credit losses of financial assets	$ 0
Expected credit loss rate	0.00%
Credit Line [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 444,671
Allowance account for credit losses of financial assets	5,442
Credit Line [Member] | Below one month [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	29,705
Allowance account for credit losses of financial assets	$ 0
Expected credit loss rate	0.00%
Credit Line [Member] | Later than one month and not later than two months [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 686
Allowance account for credit losses of financial assets	$ 21
Expected credit loss rate	3.06%
Credit Line [Member] | Later than two months and not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 50
Allowance account for credit losses of financial assets	$ 5
Expected credit loss rate	10.00%
Credit Line [Member] | Later than three months and not later than four months [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 87
Allowance account for credit losses of financial assets	$ 9
Expected credit loss rate	10.34%
Credit Line [Member] | Later than four months and not later than five months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 13
Allowance account for credit losses of financial assets	$ 1
Expected credit loss rate	7.69%
Credit Line [Member] | Later than five months and not later than six months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 1
Allowance account for credit losses of financial assets	$ 0
Expected credit loss rate	0.00%
Credit Line [Member] | Later than six months and not later than seven months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 0
Allowance account for credit losses of financial assets	$ 0
Expected credit loss rate	0.00%
Credit Line [Member] | Later than seven months and not later than eight months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 0
Allowance account for credit losses of financial assets	$ 0
Expected credit loss rate	0.00%
Credit Line [Member] | Later than eight months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 5,406
Allowance account for credit losses of financial assets	$ 5,406
Expected credit loss rate	100.00%
Credit Line [Member] | Financial assets neither past due nor impaired [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 408,723
Allowance account for credit losses of financial assets	$ 0
Expected credit loss rate	0.00%
Others [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 14,211
Allowance account for credit losses of financial assets	147
Others [Member] | Below one month [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	3,230
Allowance account for credit losses of financial assets	$ 0
Expected credit loss rate	0.00%
Others [Member] | Later than one month and not later than two months [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 238
Allowance account for credit losses of financial assets	$ 2
Expected credit loss rate	0.84%
Others [Member] | Later than two months and not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 311
Allowance account for credit losses of financial assets	$ 32
Expected credit loss rate	10.29%
Others [Member] | Later than three months and not later than four months [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 0
Allowance account for credit losses of financial assets	$ 0
Expected credit loss rate	0.00%
Others [Member] | Later than four months and not later than five months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 0
Allowance account for credit losses of financial assets	$ 0
Expected credit loss rate	0.00%
Others [Member] | Later than five months and not later than six months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 0
Allowance account for credit losses of financial assets	$ 0
Expected credit loss rate	0.00%
Others [Member] | Later than six months and not later than seven months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 2
Allowance account for credit losses of financial assets	$ 2
Expected credit loss rate	100.00%
Others [Member] | Later than seven months and not later than eight months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 1
Allowance account for credit losses of financial assets	$ 1
Expected credit loss rate	100.00%
Others [Member] | Later than eight months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 110
Allowance account for credit losses of financial assets	$ 110
Expected credit loss rate	100.00%
Others [Member] | Financial assets neither past due nor impaired [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 10,319
Allowance account for credit losses of financial assets	$ 0
Expected credit loss rate	0.00%